Goodwill and Inatangible Assets (Details) - Schedule of composition and movements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Goodwill and Inatangible Assets (Details) - Schedule of composition and movements [Line Items]
Balance as of beginning balance	$ 9,024	$ 495
Additions	35	6,597
Cost Currency translation	(240)	57
Cost Acquisition of subsidiary	26,883	1,875
Balance as of ending balance	35,703	9,024
Balance as of beginning balance	(703)
Additions	(3,050)	(69)
Accumulated Amortization Currency translation	(74)
Accumulated Amortization Acquisition of subsidiary	(1,014)	(545)
Balance as of ending balance	(4,841)	(703)
Intangible assets, net, as of ending balance		8,321	$ 30,862
Accumulated Amortization:
Impairment		(89)
Technology [Member]
Goodwill and Inatangible Assets (Details) - Schedule of composition and movements [Line Items]
Balance as of beginning balance	478	199
Additions		279
Cost Currency translation	(42)
Cost Acquisition of subsidiary	12,485
Balance as of ending balance	12,921	478
Balance as of beginning balance	(69)
Additions	(1,712)	(69)
Accumulated Amortization Currency translation	(74)
Accumulated Amortization Acquisition of subsidiary	(1,014)
Balance as of ending balance	(2,869)	(69)
Intangible assets, net, as of ending balance		409	10,052
Accumulated Amortization:
Impairment
Software License [Member]
Goodwill and Inatangible Assets (Details) - Schedule of composition and movements [Line Items]
Balance as of beginning balance	1,506
Additions	35	1,460
Cost Currency translation	(175)	46
Cost Acquisition of subsidiary
Balance as of ending balance	1,366	1,506
Balance as of beginning balance
Additions
Accumulated Amortization Currency translation
Accumulated Amortization Acquisition of subsidiary
Balance as of ending balance
Intangible assets, net, as of ending balance		1,506	1,366
Accumulated Amortization:
Impairment
Patent [Member]
Goodwill and Inatangible Assets (Details) - Schedule of composition and movements [Line Items]
Balance as of beginning balance	75
Additions		75
Cost Currency translation
Cost Acquisition of subsidiary
Balance as of ending balance	75	75
Balance as of beginning balance
Additions
Accumulated Amortization Currency translation
Accumulated Amortization Acquisition of subsidiary
Balance as of ending balance
Intangible assets, net, as of ending balance		75	75
Accumulated Amortization:
Impairment
Brand names [member]
Goodwill and Inatangible Assets (Details) - Schedule of composition and movements [Line Items]
Balance as of beginning balance	6,039
Additions		4,728
Cost Currency translation
Cost Acquisition of subsidiary		1,311
Balance as of ending balance	6,039	6,039
Balance as of beginning balance	(634)
Additions	(596)
Accumulated Amortization Currency translation
Accumulated Amortization Acquisition of subsidiary		(545)
Balance as of ending balance	(1,230)	(634)
Intangible assets, net, as of ending balance		5,405	4,809
Accumulated Amortization:
Impairment		(89)
Customer Relationship [Member]
Goodwill and Inatangible Assets (Details) - Schedule of composition and movements [Line Items]
Balance as of beginning balance
Additions
Cost Currency translation
Cost Acquisition of subsidiary	6,234
Balance as of ending balance	6,234
Balance as of beginning balance
Additions	(742)
Accumulated Amortization Currency translation
Accumulated Amortization Acquisition of subsidiary
Balance as of ending balance	(742)
Intangible assets, net, as of ending balance			5,492
Goodwill [Member]
Goodwill and Inatangible Assets (Details) - Schedule of composition and movements [Line Items]
Balance as of beginning balance	926	296
Additions		55
Cost Currency translation	(23)	11
Cost Acquisition of subsidiary	8,164	564
Balance as of ending balance	9,068	926
Balance as of beginning balance
Additions
Accumulated Amortization Currency translation
Accumulated Amortization Acquisition of subsidiary
Balance as of ending balance
Intangible assets, net, as of ending balance		926	$ 9,068
Accumulated Amortization:
Impairment